Document and Entity Information	Dec. 28, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000025743
Document Type	8-K
Document Period End Date	Dec. 28, 2021
Entity Registrant Name	TherapeuticsMD, Inc.
Entity Incorporation State Country Code	NV
Entity File Number	001-00100
Entity Tax Identification Number	87-0233535
Entity Address, Address Line One	951 Yamato Road
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	(561)
Local Phone Number	961-1900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	TXMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false